INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Licensing Agreements [Member]
Intangible assets, Gross	$ 250,000	$ 250,000
Accumulated amortization	(58,333)	(45,833)	$ 70,833
Intangible assets, net	$ 191,667	$ 204,167
Patents [Member]
Intangible Asset, Useful Life	11 years 2 months 12 days	11 years 2 months 12 days
Intangible assets, Gross	$ 950,000	$ 950,000
Accumulated amortization	(49,627)	(25,166)	$ 70,896
Intangible assets, net	$ 900,373	$ 924,834
Jeff Rann | Licensing Agreements [Member]
Intangible Asset, Useful Life	5 years	5 years
Intangible assets, Gross	$ 125,000	$ 125,000
Jesse James | Licensing Agreements [Member]
Intangible Asset, Useful Life	5 years	5 years
Intangible assets, Gross	$ 125,000	$ 125,000